Earnings (Loss) Per Share (Tables)	12 Months Ended
Jun. 30, 2024
Earnings (Loss) Per Share [Abstract]
Schedule of Basic and Diluted Earnings (loss) per share	The following table sets forth the computation of basic and diluted earnings (loss) per share for the fiscal years ended June 30, 2022, 2023 and 2024:
	For the Year Ended June 30,
	2022	2023	2024	2024
	RMB	RMB	RMB	USD
Net income attributable to ordinary shareholders	14,259,406	(43,098,780)	13,251,753	1,823,501

Weighted average number of ordinary share outstanding
Basic and dilutive	26,338,878	26,710,005	30,367,806	30,367,806

Earnings (loss) per share
Basic and dilutive	0.54	(1.61)	0.44	0.06